Commitments and Contingencies (Details 1) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
2024	$ 731,243	$ 719,220
2025	725,589	727,709
2026	727,150	718,157
2027	703,541	732,061
2028	532,833	694,040
Thereafter	112,569	471,736
Total future minimum lease payments	3,532,925	4,062,923
Less imputed interest	(649,708)	(842,904)
Total	2,883,217	3,220,019
Current lease liability	506,743	465,055	$ 218,788
Noncurrent lease liability	2,376,474	2,754,964	$ 1,092,861
Total	$ 2,883,217	$ 3,220,019